Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2018
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 4: CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

Cash and cash equivalents and restricted cash consisted of the following:

	December 31, 2018	December 31, 2017
Cash on hand and at banks	$131,432	$127,625
Short-term deposits and highly liquid funds	6,450	7
Restricted cash	12,892	6,558
Cash and cash equivalents and restricted cash	$150,774	$134,190

Short-term deposits and highly liquid funds relate to amounts held in banks for general financing purposes and represent deposits with an original maturity of less than three months.

Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. Navios Holdings does maintain cash deposits and equivalents in excess of government provided insurance limits. Navios Holdings reduces exposure to credit risk by dealing with a diversified group of major financial institutions.

See also Note 2(e).